Derivative Instruments and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities
Schedule of fair values and location in the consolidated balance sheet of all derivatives held by the Company

		Fair Value
	Balance Sheet Classification	2011	2012
		RMB	RMB	US$
Assets:
Foreign currency contract	Prepaid expenses and other current assets	490	3,323	533
Total derivatives designated as hedges		490	3,323	533

Liability:
Interests rate swap	Other liabilities	23,370	13,557	2,176
Total derivatives not designated as hedges		23,370	13,557	2,176

Schedule of effect of the loss (gain), derivatives designated as cash flow hedge instruments on the consolidated statement of comprehensive income

Derivatives in Cash Flow Hedging Relationships	Amount of Loss (Gain) Recognized in Other Comprehensive Income		Location of Loss (Gain) Reclassified from Other Comprehensive Income into Income/Loss	Amount of Loss (Gain) Reclassified from Other Comprehensive Income into Income/Loss
	RMB	US$		RMB	US$
2010
Foreign currency contracts	54,679		Foreign currency exchange losses	54,601
2011
Foreign currency contracts	(18,441)		Foreign currency exchange losses	(17,872)
2012
Foreign currency contracts	(14,839)	(2,382)	Foreign currency exchange losses	(13,326)	(2,139)

Schedule of losses and the location in the consolidated statements of comprehensive income of derivatives not designated as hedging instruments

	Location of Loss Recognized in Income on Derivative	Amount of Loss Recognized in Income on Derivative
		2010	2011	2012
		RMB	RMB	RMB	US$
Derivatives Not Designated as Hedging Instruments
Interest rate swap	Interest expense	(22,945)	(8,481)	(1,958)	(311)
Total		(22,945)	(8,481)	(1,958)	(311)